Long-Term Debt - $140,000 HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility (Details) - HBOC, CACIB, ESUN, CTBC, Taishin Credit Facility [Member] $ in Thousands			6 Months Ended
	Mar. 23, 2023 USD ($)	Jul. 06, 2021 USD ($) Vessel Installment	Jun. 30, 2026 USD ($)
Long-Term Debt [Abstract]
Face amount		$ 140,000
Number of vessels purchased (in Vessel) | Vessel		12
Maturity date		Jul. 31, 2026
Frequency of periodic payment			quarterly
Balloon payment		$ 35,600
Prepayment of debt, amount	$ 2,838
Deduction from the balloon installment	$ 1,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		SOFR [Member]
Margin on variable rate		3.25%
Outstanding balance			$ 0
Debt Redemption Period, One [Member]
Long-Term Debt [Abstract]
Number of payment installments (in Installment) | Installment		6
Periodic installment payment		$ 8,000
Frequency of periodic payment			quarterly
Debt Redemption Period, Two [Member]
Long-Term Debt [Abstract]
Number of payment installments (in Installment) | Installment		8
Periodic installment payment		$ 5,400
Frequency of periodic payment			quarterly
Debt Redemption Period, Three [Member]
Long-Term Debt [Abstract]
Number of payment installments (in Installment) | Installment		6
Periodic installment payment		$ 2,200
Frequency of periodic payment			quarterly